Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN# 47-0428274
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	Plan #002
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
	Allspring	Allspring Special Mid Cap Value Fund; Class R6	$431,749
	MassMutual	MassMutual Mid Cap Growth Fund; Class I	456,733
*	Vanguard	Vanguard Explorer Fund Admiral Shares	2,340,506
*	Vanguard	Vanguard Federal Money Market Fund	276,802
*	Vanguard	Vanguard Institutional Index Fund Inst’l Shares	66,413,070
*	Vanguard	Vanguard Target Retirement 2020 Fund	3,694,001
*	Vanguard	Vanguard Target Retirement 2025 Fund	18,383,894
*	Vanguard	Vanguard Target Retirement 2030 Fund	18,105,577
*	Vanguard	Vanguard Target Retirement 2035 Fund	25,730,434
*	Vanguard	Vanguard Target Retirement 2040 Fund	15,400,346
*	Vanguard	Vanguard Target Retirement 2045 Fund	44,938,567
*	Vanguard	Vanguard Target Retirement 2050 Fund	36,978,891
*	Vanguard	Vanguard Target Retirement 2055 Fund	23,348,418
*	Vanguard	Vanguard Target Retirement 2060 Fund	18,948,679
*	Vanguard	Vanguard Target Retirement 2065 Fund	7,199,161
*	Vanguard	Vanguard Target Retirement 2070 Fund	913,814
*	Vanguard	Vanguard Target Retirement Income	5,064,224
*	Vanguard	Vanguard Mid-Cap Index Fund Institutional Shares	10,846,076
*	Vanguard	Vanguard PRIMECAP Fund Admiral Shares	68,462,801
*	Vanguard	Vanguard Small-Cap Value Index Fund Admiral Shares	2,153,307
*	Vanguard	Vanguard Strategic Small-Cap Equity Fund	813,880
*	Vanguard	Vanguard Total Bond Market Index Fund: Inst’l Shr	22,141,047
*	Vanguard	Vanguard Total International Stock Index Fund: Inst’l Shr	20,800,068
*	Vanguard	Vanguard Wellington Fund Admiral Shares	20,373,506
*	Vanguard	Vanguard Windsor Fund Admiral Shares	3,314,264
*	Berkshire	Berkshire Hathaway Class B Common Stock Fund	13,806,299
*	Vanguard	Vanguard Retirement Savings Trust III	9,607,422
			460,943,536
*	Participants	Participant loans: Interest rates of 4.25% to 9.50% maturing January 2026 through January 2031	7,583,758
			$468,527,294

* Represents a party-in-interest

Column (d) – Cost omitted for participant-directed investments